Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
All equity awards are granted under a shareholder-approved plan. Although we have not granted stock options since 2021, stock options were granted at an exercise price equal to the closing market price of the Corporation's common stock on the date of the grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.

Award Timing Method	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.